HARTFORD LIFE INSURANCE COMPANY
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                          SEPARATE ACCOUNT TWO (DC-II)

              TAX SHELTERED ANNUITY/INDIVIDUAL RETIREMENT ANNUITY
    SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998

The Annual Fund Operating Expense table, the Example table and all accompanying footnotes of the prospectus should be deleted and replaced with the following language:

The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                                        TOTAL FUND
                                                              MANAGEMENT FEES  OTHER EXPENSES       OPERATING EXPENSES
                                                              ---------------  ---------------  --------------------------
 Hartford Bond Fund..........................................      0.515%           0.020%                0.535%
 Hartford Stock Fund.........................................      0.455%           0.020%                0.475%
 Hartford Money Market Fund..................................      0.450%           0.015%                0.465%
 Hartford Advisers Fund......................................      0.635%           0.020%                0.655%
 Hartford Capital Appreciation Fund..........................      0.645%           0.020%                0.665%
 Hartford Mortgage Securities Fund...........................      0.450%           0.025%                0.475%
 Hartford Index Fund.........................................      0.400%           0.015%                0.415%
 Hartford International Opportunities Fund...................      0.705%           0.090%                0.795%
 Hartford Dividend & Growth Fund.............................      0.685%           0.020%                0.705%
 Calvert Social Balanced Portfolio (1).......................      0.690%           0.120%                0.810%
 American Century VP Advantage Fund..........................      1.000%           0.000%                1.000%
 American Century VP Capital Appreciation Fund...............      1.000%           0.000%                1.000%
 AMS/Fidelity VIP Growth Fund (2)............................      0.600%           0.090%                0.690%
 AMS/Fidelity VIP Overseas Fund (2)..........................      0.750%           0.170%                0.920%
 AMS/Fidelity VIP II Contrafund (2)..........................      0.600%           0.110%                0.710%
 AMS/Fidelity VIP II Asset Manager (2).......................      0.550%           0.100%                0.650%

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(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for VIP Growth Portfolio, 0.90% for VIP Overseas Portfolio, 0.76% for VIP II Asset Manager Portfolio, and 0.68% for VIP II Contrafund Portfolio.
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                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE DC-II

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:
 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 71   $ 115   $ 161    $ 223     $ 18   $  59   $ 102    $ 222     $ 19   $  60   $ 103    $ 223
 Stock Fund (1)...............    70     113     158      217       18      57      99      215       19      58     100      217
 Money Market Fund............    70     113     158      216       18      57      98      214       19      58     100      216
 Advisers Fund (1)............    72     118     167      236       20      63     108      235       21      64     110      236
 Capital Appreciation Fund
   (1)........................    72     119     168      237       20      63     109      236       21      64     110      237
 Mortgage Securities Fund.....    70     113     158      217       18      57      99      215       19      58     100      217
 Index Fund (2)...............    70     111     155      210       17      55      96      209       18      56      97      210
 International Opportunities
   Fund.......................    73     122     174      251       21      67     116      249       22      68     117      251
 Dividend & Growth Fund.......    73     120     170      241       20      64     111      240       21      65     112      241
 Calvert Social Balanced
   Portfolio..................    74     123     175      252       21      67     116      251       22      69     118      252
 American Century VP Advantage
   Fund.......................    75     128     184      272       23      73     126      271       24      74     127      272
 American Century VP Capital
   Appreciation Fund..........    75     128     184      272       23      73     126      271       24      74     127      272
 AMS/Fidelity VIP Growth
   Fund.......................    72     119     169      240       20      64     110      238       21      65     111      240
 AMS/Fidelity VIP Overseas
   Fund.......................    75     126     180      264       22      71     122      262       23      72     123      264
 AMS/Fidelity VIP II
   Contrafund.................    73     120     170      242       20      64     111      240       21      66     112      242
 AMS/Fidelity VIP II Asset
   Manager....................    72     118     167      236       19      62     108      234       21      64     109      236

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(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%;
    Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

    Under the section entitled "How are the contracts sold?", delete the first sentence of the second paragraph and replace with the following language:

    HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.

HV-2282
33-59541